CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME (LOSS) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue:
Total revenue	$ 101,636	$ 85,988
Cost of revenue:
Total cost of revenue	72,564	67,514
Gross profit	29,072	18,474
Operating expenses:
Research and development costs, net	15,660	13,301
Selling and marketing	10,468	8,650
General and administrative	6,938	7,791
Merger, acquisition and related litigation expenses, net		2,951
Total operating expenses	33,066	32,693
Operating loss	(3,994)	(14,219)
Financial expenses, net	(757)	(1,429)
Loss before taxes on income	(4,751)	(15,648)
Taxes on income	474	332
Net loss	$ (5,225)	$ (15,980)
Net loss per share:
Basic	$ (0.09)	$ (0.29)
Diluted	$ (0.09)	$ (0.29)
Weighted average number of shares used in computing loss per share:
Basic	56,269,941	55,499,300
Diluted	56,269,941	55,499,300
Products [Member]
Revenue:
Total revenue	$ 69,467	$ 48,209
Cost of revenue:
Total cost of revenue	53,411	45,808
Services [Member]
Revenue:
Total revenue	32,169	37,779
Cost of revenue:
Total cost of revenue	$ 19,153	$ 21,706